TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,003	$ 2,388
Additions based on tax positions taken related to the current year	94	225
Reduction related to expirations of statute of limitations or settlements of tax matters	(1,087)	(622)
Foreign currency translation adjustments	43	12
Balance at the end of the year	$ 1,053	$ 2,003